Note 4 - Other Investments (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Available-for-sale Securities [Table Text Block]
	Thousands of Yen
March 31, 2016	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥1,822,151	¥2,090,940	¥82,244	¥3,830,847
Available-for-sale—Debt securities	100,300	13,250	-	113,550
	¥1,922,451	¥2,104,190	¥82,244	¥3,944,397

March 31, 2017

Available-for-sale—Equity securities	¥1,789,471	¥3,880,414	¥375	¥5,669,510
Available-for-sale—Debt securities	100,300	10,530	-	110,830
	¥1,889,771	¥3,890,944	¥375	¥5,780,340

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2016	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	¥994,658	¥79,267	¥7,587	¥2,977	¥1,002,245	¥82,244

March 31, 2017

Available-for-sale—Equity securities	¥816	¥5	¥3,398	¥370	¥4,214	¥375